UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	January 27, 2011

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$        1,970,734,000










List of Other Included Managers:			None.
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                                                                   FORM 13F INFORMATION TABLE



          Column 1            Column 2  Column 3          Column 4 Column 5        Column 6  Column 7 Column8

                                                            VALUE   SHARES/ SH/PUTINVESTMENT  OTHER  VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLCUSIP             (x$1000)  PRN AMT PRNCALDISCRETION MANAGERS  SOLE    SHARED NONE

ANGLO AMERICAN PLC ADR       ADR                03485P201   251,4339,629,309sh       Sole              804,201
ANGLOGOLD ASHANTI - SPON ADR Spsrd ADR          035128206   232,1564,715,735sh       Sole              354,126
BANCO BRADESCO - SPONSORED ADSpsrd ADR          059460303    18,368  905,291sh       Sole              854,335
CAMECO CORP (ADR)            ADR                13321L108   492,22712,189,86sh       Sole              755,683
FIBRIA CELULOSE SA - ADR     ADR                31573A109   116,4947,280,846sh       Sole               20,180
ITAU UNIBANCO HOLDINGS S.A. -ADR                 465562106  677,74428,227,55sh       Sole            1,104,705
PETROLEO BRASILEIRO S.A.- ADRADR                71654V408    11,280  298,088sh       Sole              276,941
ROYAL DUTCH SHELL - ADR A    ADR                 780259206  171,0322,561,127sh       Sole              154,182

































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